                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

                         EATON VANCE MUTUAL FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                OCTOBER 31, 2003
                             Date of Fiscal Year End

                                 APRIL 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[CALCULATOR/TAX FORM PHOTO]

SEMIANNUAL REPORT APRIL 30, 2003

[FLOOR STOCK EXCHANGE PHOTO]

EATON VANCE TAX-MANAGED VALUE FUND

[TAX FORM PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED VALUE FUND     AS OF APRIL 30, 2003

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Portfolio Manager

- For the six-month period ending April 30, 2003, each class of the Fund's shares recorded a small positive return. While the Fund's returns over the six-month period lagged those of its key benchmarks (the S&P 500 Index and the Russell 1000 Value Index), the Fund's longer term returns continue to compare quite favorably versus these same benchmarks.(1)

- We believe that the Fund's positive returns over the past three years were in large part due to our success in not owning shares of companies where fundamental difficulties caused stocks to plunge to record low price levels. In like fashion, our underperformance during this six-month period stemmed from not owning many of these same troubled companies, as their stocks enjoyed strong rebounds from recent lows.

- In pursuing the Fund's objective of achieving long-term, after-tax returns for our shareholders, we will continue to adhere to our strategy of investing in a diversified portfolio of companies characterized by strong business franchises and attractive growth opportunities. We will remain disciplined about buying shares of such companies at times when they are available at what we regard as discount levels of valuation. We are confident that this disciplined and traditional approach to value investing is a sound one and that, over time, it will continue to serve the Fund's shareholders well.

- The past bear market has been a stormy one, but recent market action suggests the clouds may be starting to clear. Our analysts have begun to observe stabilization in many areas of the economy, so we are encouraged on that front, as well. Still, our expectation remains that equity markets will continue to be quite volatile. As always, we thank our fellow shareholders for their continued participation and confidence in the Fund.

THE FUND

     The Past Six Months

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of 0.88%. This return was the result of an increase in net asset value (NAV) to $10.86 on April 30, 2003, from $10.77 on October 31, 2002.(2)

- The Fund's Class B shares had a total return of 0.49% during the same period, the result of an increase in NAV to $10.27 on April 30, 2003, from $10.22 on October 31, 2002.(2)

- The Fund's Class C shares had a total return of 0.48% during the same period, the result of an increase in NAV to $10.54 on April 30, 2003, from $10.49 on October 31, 2002.(2)

- The Fund's Class D shares had a total return of 0.46% during the same period, the result of an increase in NAV to $8.65 on April 30, 2003, from $8.61 on October 31, 2002.(2)

- For comparison, the Russell 1000 Value Index returned 5.25% for the period from October 31, 2002, until April 30, 2003. The S&P 500 Index had a return of 4.47% and the average return of funds in the Lipper Large-Cap Value Classification was 4.14% for the same period.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of April 30, 2003

PERFORMANCE(3)         CLASS A     CLASS B     CLASS C     CLASS D
---------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                -14.38%     -15.05%     -15.00%     -15.03%
Life of Fund+             2.51        0.81        1.62       -6.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                -19.28%     -19.30%     -15.85%     -19.28%
Life of Fund+             0.71       -0.09        1.62       -8.36

+ Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00;
  Class D: 3/15/01


TEN LARGEST HOLDINGS(4) By total net assets

Washington Mutual, Inc.                 2.4%
Citigroup, Inc.                         2.4
Bank of America Corp.                   2.2
MetLife, Inc.                           2.2
ConocoPhillips                          2.2
Wells Fargo & Co.                       2.1
TJX Companies, Inc.                     2.0
Alcoa, Inc.                             2.0
Wachovia Corp.                          2.0
International Business Machines Corp.   2.0

(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 21.5% of the Portfolio's total net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED VALUE FUND     AS OF APRIL 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -14.38%      2.51%
Return After Taxes on Distributions   -14.40%      2.51%
Return After Taxes on Distributions    -9.35%      2.02%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -19.28%      0.71%
Return After Taxes on Distributions   -19.30%      0.71%
Return After Taxes on Distributions   -12.53%      0.57%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -15.05%      0.81%
Return After Taxes on Distributions   -15.05%      0.81%
Return After Taxes on Distributions    -9.78%      0.65%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -19.30%    -0.09%
Return After Taxes on Distributions   -19.30%    -0.09%
Return After Taxes on Distributions   -12.55%    -0.07%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -15.00%      1.62%
Return After Taxes on Distributions   -15.00%      1.62%
Return After Taxes on Distributions    -9.75%      1.30%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -15.85%      1.62%
Return After Taxes on Distributions   -15.85%      1.62%
Return After Taxes on Distributions   -10.30%      1.30%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -15.03%    -6.58%
Return After Taxes on Distributions   -15.03%    -6.58%
Return After Taxes on Distributions    -9.77%    -5.22%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -19.28%    -8.36%
Return After Taxes on Distributions   -19.28%    -8.36%
Return After Taxes on Distributions   -12.53%    -6.62%
and Sale of Fund Shares

Class A commenced operations on 12/27/99. Class B commenced operations on 1/18/00. Class C commenced operations on 1/24/00. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV)do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-------------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value
   (identified cost, $482,560,880)        $ 537,709,855
Receivable for Fund shares sold               1,065,884
-------------------------------------------------------
TOTAL ASSETS                              $ 538,775,739
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $   1,049,309
Payable to affiliate for distribution
   and service fees                             101,153
Payable to affiliate for Trustees' fees             491
Accrued expenses                                165,838
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,316,791
-------------------------------------------------------
NET ASSETS                                $ 537,458,948
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 624,115,766
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                     (142,388,724)
Accumulated undistributed net investment
   income                                       582,931
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                       55,148,975
-------------------------------------------------------
TOTAL                                     $ 537,458,948
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 180,709,796
SHARES OUTSTANDING                           16,634,480
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       10.86
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.86)      $       11.52
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 176,052,404
SHARES OUTSTANDING                           17,137,900
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       10.27
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $ 172,949,109
SHARES OUTSTANDING                           16,405,335
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       10.54
-------------------------------------------------------
Class D Shares
-------------------------------------------------------
NET ASSETS                                $   7,747,639
SHARES OUTSTANDING                              895,429
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        8.65
-------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $106,516)            $  5,185,618
Interest allocated from Portfolio              121,595
Expenses allocated from Portfolio           (1,856,914)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  3,450,299
------------------------------------------------------

Expenses
------------------------------------------------------
Administration fee                        $    394,684
Trustees' fees and expenses                      1,435
Distribution and service fees
   Class A                                     220,583
   Class B                                     860,508
   Class C                                     851,679
   Class D                                      36,712
Transfer and dividend disbursing agent
   fees                                        353,295
Printing and postage                            26,771
Custodian fee                                   15,598
Legal and accounting services                    9,196
Registration fees                                8,644
Miscellaneous                                   12,656
------------------------------------------------------
TOTAL EXPENSES                            $  2,791,761
------------------------------------------------------

NET INVESTMENT INCOME                     $    658,538
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,612,187)
   Foreign currency transactions                 3,794
------------------------------------------------------
NET REALIZED LOSS                         $(10,608,393)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 12,222,664
   Foreign currency                             (3,114)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 12,219,550
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  1,611,157
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  2,269,695
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        658,538  $       (308,404)
   Net realized loss                           (10,608,393)      (86,825,092)
   Net change in unrealized
      appreciation (depreciation)               12,219,550        19,989,833
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,269,695  $    (67,143,663)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $        (75,607) $             --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (75,607) $             --
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     38,005,844  $    106,310,622
      Class B                                   22,161,689        90,805,639
      Class C                                   32,482,904        97,708,102
      Class D                                    1,035,906         6,075,892
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       62,855                --
   Cost of shares redeemed
      Class A                                  (40,155,968)      (56,213,814)
      Class B                                  (21,682,648)      (41,090,618)
      Class C                                  (33,157,124)      (41,635,223)
      Class D                                     (596,925)       (2,934,823)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (1,843,467) $    159,025,777
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        350,621  $     91,882,114
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    537,108,327  $    445,226,213
----------------------------------------------------------------------------
AT END OF PERIOD                          $    537,458,948  $    537,108,327
----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        582,931  $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -------------------------------------
                                  (UNAUDITED)           2002         2001         2000(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.770        $ 11.770     $ 12.150       $10.000
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income (loss)          $  0.040        $  0.051     $  0.012       $(0.002)
Net realized and unrealized
   gain (loss)                           0.055          (1.051)      (0.392)        2.152
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.095        $ (1.000)    $ (0.380)      $ 2.150
-------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------
From net investment income            $ (0.005)       $     --     $     --       $    --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.005)       $     --     $     --       $    --
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.860        $ 10.770     $ 11.770       $12.150
-------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           0.88%          (8.50)%      (3.13)%       21.50%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $180,710        $181,588     $152,849       $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.27%(4)        1.26%        1.29%         1.71%(4)
   Net investment income
      (loss)                              0.75%(4)        0.44%        0.17%        (0.06)%(4)
Portfolio Turnover of the
   Portfolio                                44%            213%          45%(5)        --
Portfolio Turnover of the
   Fund(6)                                  --              --           83%          128%
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
 (6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS B
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -------------------------------------
                                  (UNAUDITED)           2002         2001         2000(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.220        $ 11.250     $ 11.710       $10.000
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income (loss)          $  0.000(2)     $ (0.034)    $ (0.039)      $(0.029)
Net realized and unrealized
   gain (loss)                           0.050          (0.996)      (0.421)        1.739
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.050        $ (1.030)    $ (0.460)      $ 1.710
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.270        $ 10.220     $ 11.250       $11.710
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.49%          (9.16)%      (3.93)%       17.10%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $176,052        $174,951     $147,570       $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            2.02%(5)        2.01%        2.04%         2.45%(5)
   Net investment loss                   (0.00)%(5)(6)    (0.31)%     (0.59)%       (0.78)%(5)
Portfolio Turnover of the
   Portfolio                                44%            213%          45%(7)        --
Portfolio Turnover of the
   Fund(8)                                  --              --           83%          128%
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 18, 2000, to October 31, 2000.
 (2)  Represents less than $0.001 per share.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6)  Represents less than 0.01%.
 (7) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
 (8) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -------------------------------------
                                  (UNAUDITED)           2002         2001         2000(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.490        $ 11.550     $ 12.020       $10.000
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income (loss)          $  0.000(2)     $ (0.034)    $ (0.041)      $(0.027)
Net realized and unrealized
   gain (loss)                           0.050          (1.026)      (0.429)        2.047
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.050        $ (1.060)    $ (0.470)      $ 2.020
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.540        $ 10.490     $ 11.550       $12.020
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.48%          (9.18)%      (3.91)%       20.20%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $172,949        $173,306     $139,653       $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            2.02%(5)        2.01%        2.04%         2.46%(5)
   Net investment loss                   (0.00)%(5)(6)    (0.31)%     (0.59)%       (0.81)%(5)
Portfolio Turnover of the
   Portfolio                                44%            213%          45%(7)        --
Portfolio Turnover of the
   Fund(8)                                  --              --           83%          128%
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 24, 2000, to October 31, 2000.
 (2)  Represents less than $0.001 per share.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6)  Represents less than 0.01%.
 (7) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
 (8) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS D
                                  -------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------
                                  (UNAUDITED)           2002        2001(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $8.610         $ 9.480       $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income (loss)           $0.000(2)      $(0.028)      $(0.021)
Net realized and unrealized
   gain (loss)                          0.040          (0.842)       (0.499)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $0.040         $(0.870)      $(0.520)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $8.650         $ 8.610       $ 9.480
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          0.46%          (9.18)%       (5.20)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $7,748         $ 7,263       $ 5,154
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.02%(5)        2.01%         2.03%(5)
   Net investment income
      (loss)                             0.00%(5)(6)    (0.30)%       (0.65)%(5)
Portfolio Turnover of the
   Portfolio                               44%            213%           45%(7)
Portfolio Turnover of the
   Fund(8)                                 --              --            83%
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (2)  Represents less than $0.001 per share.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6)  Represents less than 0.01%.
 (7) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
 (8) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6).
   Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (93.1% at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $129,632,329 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($84,709,232), October 31, 2009 ($41,890,570) and on October 31, 2008
   ($3,032,527).

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Fund are directly identificable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                            3,553,379         8,685,308
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,918                --
    Redemptions                                     (3,781,786)       (4,812,335)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (222,489)        3,872,973
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                            2,190,632         7,774,377
    Redemptions                                     (2,170,924)       (3,770,456)
    ----------------------------------------------------------------------------
    NET INCREASE                                        19,708         4,003,921
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                            3,108,500         8,160,826
    Redemptions                                     (3,227,503)       (3,730,005)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (119,003)        4,430,821
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS D                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                              123,399           617,403
    Redemptions                                        (71,698)         (317,381)
    ----------------------------------------------------------------------------
    NET INCREASE                                        51,701           300,022
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2003, the administration fee amounted to $394,684. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $41,479 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2003.

   Effective, August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2003 no significant amounts have been accrued or paid.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C, and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C, and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $645,381, $638,759 and $27,534 for Class B, Class C, and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B, Class C, and Class D shares, respectively. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $7,320,000, $16,834,000 and $416,000 for Class B, Class C, and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $220,583, $215,127, $212,920 and $9,178 for Class A, Class B,
   Class C, and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C, and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C, and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C, and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $338,000, $16,000, and $22,000 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares, respectively for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $94,207,335 and $98,747,806 respectively, for the six months ended April 30, 2003.

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.1%
-----------------------------------------------------------------------
General Dynamics Corp.                        125,000      $  7,758,750
Lockheed Martin Corp.                          50,000         2,502,500
Northrop Grumman Corp.                         50,000         4,397,500
United Technologies Corp.                      50,000         3,090,500
-----------------------------------------------------------------------
                                                           $ 17,749,250
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                               75,000      $  4,400,250
-----------------------------------------------------------------------
                                                           $  4,400,250
-----------------------------------------------------------------------
Banks - Regional -- 12.5%
-----------------------------------------------------------------------
Bank of America Corp.                         175,000      $ 12,958,750
Bank One Corp.                                150,000         5,407,500
FleetBoston Financial Corp.                   175,000         4,641,000
Golden West Financial Corp.                   125,000         9,427,500
M&T Bank Corp.                                 25,000         2,111,750
Wachovia Corp.                                300,000        11,463,000
Washington Mutual, Inc.                       350,000        13,825,000
Wells Fargo & Co.                             250,000        12,065,000
-----------------------------------------------------------------------
                                                           $ 71,899,500
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.9%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)         200,000      $  7,822,000
Comcast Corp., Class A(1)                     275,000         8,775,250
-----------------------------------------------------------------------
                                                           $ 16,597,250
-----------------------------------------------------------------------
Building Products -- 0.5%
-----------------------------------------------------------------------
Lennar Corp.                                   50,000      $  2,712,000
Lennar Corp., Class B                           5,000           267,750
-----------------------------------------------------------------------
                                                           $  2,979,750
-----------------------------------------------------------------------
Chemicals -- 1.9%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              250,000      $ 10,767,500
-----------------------------------------------------------------------
                                                           $ 10,767,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services -- 5.9%
-----------------------------------------------------------------------
ALLTEL Corp.                                  175,000      $  8,200,500
BCE, Inc.                                     350,000         6,937,000
BellSouth Corp.                               300,000         7,647,000
Verizon Communications, Inc.                  300,000        11,214,000
-----------------------------------------------------------------------
                                                           $ 33,998,500
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.9%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  2,998,500
Hewlett-Packard Co.                           125,000         2,037,500
International Business Machines Corp.         135,000        11,461,500
-----------------------------------------------------------------------
                                                           $ 16,497,500
-----------------------------------------------------------------------
Diversified Manufacturing -- 1.6%
-----------------------------------------------------------------------
Emerson Electric Co.                          125,000      $  6,337,500
Tyco International Ltd.                       200,000         3,120,000
-----------------------------------------------------------------------
                                                           $  9,457,500
-----------------------------------------------------------------------
Electric Utilities -- 6.1%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      150,000      $  8,877,000
Entergy Corp.                                 175,000         8,156,750
Exelon Corp.                                  175,000         9,282,000
FPL Group, Inc.                               150,000         9,130,500
-----------------------------------------------------------------------
                                                           $ 35,446,250
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.3%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            150,000      $  1,734,000
-----------------------------------------------------------------------
                                                           $  1,734,000
-----------------------------------------------------------------------
Financial Services -- 7.5%
-----------------------------------------------------------------------
Citigroup, Inc.                               350,000      $ 13,737,500
Countrywide Financial Corp.                    50,000         3,380,000
Dun & Bradstreet Corp.(1)                      75,000         2,835,000
Fannie Mae                                    100,000         7,239,000
First Data Corp.                              175,000         6,865,250
Freddie Mac                                    75,000         4,342,500
J.P. Morgan Chase & Co.                       175,000         5,136,250
-----------------------------------------------------------------------
                                                           $ 43,535,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Foods -- 2.7%
-----------------------------------------------------------------------
Nestle SA                                      30,000      $  6,124,709
Sara Lee Corp.                                550,000         9,229,000
-----------------------------------------------------------------------
                                                           $ 15,353,709
-----------------------------------------------------------------------
Health Care Services -- 0.6%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          175,000      $  3,484,250
-----------------------------------------------------------------------
                                                           $  3,484,250
-----------------------------------------------------------------------
Household Products -- 3.6%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          200,000      $  9,954,000
Unilever NV                                   175,000        11,019,750
-----------------------------------------------------------------------
                                                           $ 20,973,750
-----------------------------------------------------------------------
Information Technology and Management Consulting -- 0.4%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    150,000      $  2,403,000
-----------------------------------------------------------------------
                                                           $  2,403,000
-----------------------------------------------------------------------
Insurance -- 6.2%
-----------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                   125,000      $  5,960,000
MetLife, Inc.                                 450,000        12,928,500
Progressive Corp.                             100,000         6,800,000
XL Capital Ltd., Class A                      125,000        10,287,500
-----------------------------------------------------------------------
                                                           $ 35,976,000
-----------------------------------------------------------------------
Investment Services -- 4.9%
-----------------------------------------------------------------------
Franklin Resources, Inc.                      100,000      $  3,488,000
Goldman Sachs Group, Inc.                     100,000         7,590,000
Merrill Lynch & Co., Inc.                     200,000         8,210,000
Morgan Stanley                                200,000         8,950,000
-----------------------------------------------------------------------
                                                           $ 28,238,000
-----------------------------------------------------------------------
Machinery -- 1.1%
-----------------------------------------------------------------------
Deere and Co.                                 150,000      $  6,604,500
-----------------------------------------------------------------------
                                                           $  6,604,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Medical - Drugs -- 4.5%
-----------------------------------------------------------------------
Biovail Corp.(1)                               50,000      $  1,807,500
Cardinal Health, Inc.                         200,000        11,056,000
Pfizer, Inc.                                  175,000         5,381,250
Wyeth                                         175,000         7,617,750
-----------------------------------------------------------------------
                                                           $ 25,862,500
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   500,000      $ 11,465,000
-----------------------------------------------------------------------
                                                           $ 11,465,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           350,000      $  7,406,000
-----------------------------------------------------------------------
                                                           $  7,406,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $  8,880,000
-----------------------------------------------------------------------
                                                           $  8,880,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.9%
-----------------------------------------------------------------------
ConocoPhillips                                250,000      $ 12,575,000
Exxon Mobil Corp.                             125,000         4,400,000
Occidental Petroleum Corp.                    325,000         9,701,250
Royal Dutch Petroleum Co.                     225,000         9,198,000
Total Fina Elf SA ADR                         150,000         9,855,000
-----------------------------------------------------------------------
                                                           $ 45,729,250
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
International Paper Co.                       300,000      $ 10,725,000
-----------------------------------------------------------------------
                                                           $ 10,725,000
-----------------------------------------------------------------------
Publishing -- 2.7%
-----------------------------------------------------------------------
Gannett Co., Inc.                             150,000      $ 11,358,000
McGraw-Hill Co., Inc. (The)                    75,000         4,379,250
-----------------------------------------------------------------------
                                                           $ 15,737,250
-----------------------------------------------------------------------
Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                              200,000      $  3,420,000
-----------------------------------------------------------------------
                                                           $  3,420,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.1%
-----------------------------------------------------------------------
Home Depot, Inc. (The)                        100,000      $  2,813,000
Sears, Roebuck & Co.                          150,000         4,251,000
Staples, Inc.(1)                              100,000         1,904,000
Target Corporation                            275,000         9,196,000
TJX Companies, Inc.                           600,000        11,550,000
-----------------------------------------------------------------------
                                                           $ 29,714,000
-----------------------------------------------------------------------
Specialty Chemicals -- 0.4%
-----------------------------------------------------------------------
Valspar Corp.                                  50,000      $  2,159,500
-----------------------------------------------------------------------
                                                           $  2,159,500
-----------------------------------------------------------------------
Telecommunication Equipment
Manufacturing -- 1.1%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 375,000      $  6,213,750
-----------------------------------------------------------------------
                                                           $  6,213,750
-----------------------------------------------------------------------
Transport - Services -- 1.0%
-----------------------------------------------------------------------
FedEx Corp.                                   100,000      $  5,988,000
-----------------------------------------------------------------------
                                                           $  5,988,000
-----------------------------------------------------------------------
Transportation -- 1.5%
-----------------------------------------------------------------------
Union Pacific Corp.                           150,000      $  8,928,000
-----------------------------------------------------------------------
                                                           $  8,928,000
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            50,000      $  2,800,000
-----------------------------------------------------------------------
                                                           $  2,800,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $506,132,083)                          $563,124,209
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
G.E. Capital Corp., 1.36%, 5/1/03            $ 12,970      $ 12,970,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $12,970,000)                        $ 12,970,000
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $519,102,083)                          $576,094,209
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $  1,285,534
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $577,379,743
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $519,102,083)        $576,094,209
Cash                                             1,252
Receivable for investments sold              1,576,634
Interest and dividends receivable              951,581
Prepaid expenses                                 2,004
Tax reclaim receivable                          52,049
------------------------------------------------------
TOTAL ASSETS                              $578,677,729
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,232,980
Payable to affiliate for Trustees' fees          2,796
Accrued expenses                                62,210
------------------------------------------------------
TOTAL LIABILITIES                         $  1,297,986
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $577,379,743
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $520,386,663
Net unrealized appreciation (computed on
   the basis of identified cost)            56,993,080
------------------------------------------------------
TOTAL                                     $577,379,743
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $113,731)                              $  5,513,379
Interest                                       129,348
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,642,727
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,813,016
Trustees' fees and expenses                      9,065
Custodian fee                                  123,979
Legal and accounting services                   25,696
Miscellaneous                                    3,387
------------------------------------------------------
TOTAL EXPENSES                            $  1,975,143
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,667,584
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,316,426)
   Foreign currency transactions                 3,970
------------------------------------------------------
NET REALIZED LOSS                         $(11,312,456)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 13,200,376
   Foreign currency                             (3,258)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 13,197,118
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  1,884,662
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  5,552,246
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,667,584  $      5,774,040
   Net realized loss                           (11,312,456)      (90,144,892)
   Net change in unrealized
      appreciation (depreciation)               13,197,118        20,856,370
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,552,246  $    (63,514,482)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    109,754,302  $    331,362,431
   Withdrawals                                (100,287,512)     (147,934,370)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      9,466,790  $    183,428,061
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     15,019,036  $    119,913,579
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    562,360,707  $    442,447,128
----------------------------------------------------------------------------
AT END OF PERIOD                          $    577,379,743  $    562,360,707
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------
                                  (UNAUDITED)           2002         2001(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)        0.72%         0.70%(2)
   Net investment income                  1.31%(2)        0.99%         0.69%(2)
Portfolio Turnover                          44%            213%           45%
------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.17%          (7.99)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $577,380        $562,361      $442,447
------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Value Fund held approximately 93.1% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $1,813,016. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $251,337,338 and $238,150,345 respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $519,102,083
    ------------------------------------------------------
    Gross unrealized appreciation             $ 59,562,371
    Gross unrealized depreciation               (2,570,245)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 56,992,126
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED VALUE FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan M. Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED VALUE PORTFOLIO

Officers

Duncan W. Richardson
President

Michael R. Mach
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED VALUE PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

501-6/03                                                                   TVSRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer

Date: June 18, 2003


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: June 18, 2003